Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	Cardiff Lexington Corp
Entity Central Index Key	0000811222
Document Type	S-1
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2019
Entity Incorporation, State Country Code	FL